PIMCO RAE Global ex-US Fund Expense Example, No Redemption - PIMCO RAE Global ex-US Fund - A	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 463
Expense Example, No Redemption, 3 Years	764
Expense Example, No Redemption, 5 Years	1,087
Expense Example, No Redemption, 10 Years	$ 2,000